Financial assets and liabilities - Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates Impact on Profit Loss (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Contingent consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Probable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	R$ 2,810,468
Probable [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(290,188)
Probable [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	15,860
Probable [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(162,557)
Probable [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	1,781,477
Probable [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	1,669,049
Probable [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	6,619
Probable [member] | Contingent consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(209,792)
25% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	1,981,561
25% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	886,269
25% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	13,437
25% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(121,918)
25% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	5,366,505
25% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(3,988,858)
25% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(16,530)
25% [member] | Contingent consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(157,344)
50% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	1,605,073
50% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	2,062,728
50% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	11,014
50% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(81,278)
50% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	9,335,649
50% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(9,578,464)
50% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(39,680)
50% [member] | Contingent consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(104,896)
-25% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	3,533,471
-25% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(1,466,646)
-25% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	18,284
-25% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(203,196)
-25% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(1,772,852)
-25% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	7,190,352
-25% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	29,769
-25% [member] | Contingent consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(262,240)
-50% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	4,176,266
-50% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(2,643,104)
-50% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	20,706
-50% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(243,836)
-50% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(5,475,686)
-50% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	12,779,956
-50% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	52,918
-50% [member] | Contingent consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	R$ (314,688)